Organization - Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Garena Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Mar. 04, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Garena Limited [Member] | Garena Online (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Aug. 18, 2011
Place of incorporation	Thailand
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Game operations
Garena Limited [Member] | Garena Taiwan Co Ltd [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Mar. 08, 2010
Place of incorporation	Taiwan
Principal activities	Game operations
Garena Limited [Member] | Vietnam Esports and Entertainment Joint Stock Company [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	May 10, 2011
Place of incorporation	Vietnam
Percentage of direct ownership by the company	30.00%
Principal activities	Game operations
Shopee Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Jan. 16, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Shopee Limited [Member] | Shopee (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Feb. 02, 2015
Place of incorporation	Thailand
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
Shopee Limited [Member] | PT Shopee International Indonesia [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Aug. 05, 2015
Place of incorporation	Indonesia
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
Shopee Limited [Member] | Shopee Singapore Private Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Feb. 05, 2015
Place of incorporation	Singapore
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
Shopee Limited [Member] | Shopee Company Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Feb. 10, 2015
Place of incorporation	Vietnam
Percentage of direct ownership by the company	100.00%
Principal activities	Online platform
Shopee Limited [Member] | Shopee (Taiwan) Co., Ltd [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Mar. 04, 2015
Percentage of direct ownership by the company	0.00%	0.00%
Place of incorporation	Taiwan
Principal activities	Online platform
Airpay Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Mar. 27, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Airpay Limited [Member] | Airpay (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Jun. 16, 2014
Place of incorporation	Thailand
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Electronic payment services
Airpay Limited [Member] | Vietnam Esports Development Joint Stock Company [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Jun. 09, 2009
Place of incorporation	Vietnam
Percentage of direct ownership by the company	30.00%
Principal activities	Electronic payment services
Garena Online Private Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	May 08, 2009
Place of incorporation	Singapore
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Game operations and software development
Garena Ventures Private Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Feb. 23, 2015
Place of incorporation	Singapore
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
PT. Garena Indonesia [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of Incorporation/ Acquisition	Dec. 06, 2012
Place of incorporation	Indonesia
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Game operations